                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSRS

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-5069
                                  ---------------------------------------------

                  EquiTrust Variable Insurance Series Fund
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

      5400 University Ave., West Des Moines Ia                  50266-5997
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

     Kristi Rojohn, 5400 University Avenue, West Des Moines Ia 50266-5997
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 515/225-5400
                                                   ----------------------------

Date of fiscal year end: Dec 31, 2003
                        --------------------------
Date of reporting period: June 30, 2003
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM  1.      REPORTS TO STOCKHOLDERS.

                                [LOGO]EquiTrust
                               Financial Services

                          EquiTrust Variable Insurance Series Fund

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2003

                             INVESTMENT MANAGER AND
                             PRINCIPAL UNDERWRITER

                              EQUITRUST INVESTMENT
                           MANAGEMENT SERVICES, INC.

                             5400 UNIVERSITY AVENUE
                           WEST DES MOINES, IA 50266

                                 1-877-860-2904
                             225-5586 (DES MOINES)

This report is not to be distributed unless preceded or accompanied by a current prospectus.

PRESIDENT'S LETTER

Dear Shareholder:

    After three full years of negative equity returns, we are pleased to be able to report on a period in which the equity markets provided substantial gains to investors. A weak first quarter left the S&P 500 Stock Composite (the "S&P 500") and the Dow Jones Industrial Average (the "Dow") down and the NASDAQ Composite (the "NASDAQ") with only a meager positive return. However, spurred by an early end to the Iraq war and additional fiscal and monetary stimulus, all three indices rebounded substantially in the second quarter. For the six-month period ended June 30, 2003, the S&P 500 returned 11.76%, the Dow climbed 9.01%, and the NASDAQ led both with a return of 21.82%.

    Six-month returns for investment grade and high yield (junk) corporate bonds rivaled returns in areas of the equity markets, but returns for government issues and mortgage-backed securities lagged for the same period. The Lehman Brothers Treasury Index returned 3.75%, while Lehman's Fixed Rate Mortgage Backed Securities Index returned 1.60%. Due to its heavy weighting in government issues and mortgage-backed securities, Lehman's Aggregate Index also lagged, returning 3.93% for the period. Both investment grade and non-investment grade corporate issues benefited from declining credit spreads, while returns on high yield bonds were also boosted by increased popularity with investors. The Lehman Brothers U.S. Corporate Investment Grade Index returned 7.72%, while the Lehman Brothers U.S. Corporate High Yield Index returned 18.49%.

    A run in the equity markets and improvements in credit spreads typically portend improving economic fundamentals. Currently, though, few indicators unambiguously support that forecast. According to the government's most recent assessment of economic growth, the nation's gross domestic product expanded at an annual rate of just 1.4% in the first quarter of the year. Most economists expect the same for the second quarter, but also that growth will return to the long-term average of 3.5% in the second half of the year.

    Corporate earnings have improved slightly even with inconsistent and slow economic growth, primarily due to cost cutting rather than improving sales. Consequently, equity prices relative to earnings and expected growth potential have increased rapidly, keeping valuation measures above their long-term averages.

    While the nation's unemployment rate typically lags as an indicator of the health of the underlying economy, the most recent official measurement of the unemployment rate increased to 6.4% from 6.1%. This increase indicates that, even if the economy continues to expand, it has yet to regenerate the millions of jobs lost in the past several years. This stagnant state of the labor market continues to wear on consumer confidence, which suffered a sharp decline early in the year and has improved only modestly since.

    In the last several months, the Federal Reserve (the "Fed") has indicated that it sees moderate signs of economic growth, but it has also expressed increased concern about deflation and the potential hazards it poses to both corporations and consumers. As insurance against deflation, the Fed recently cut the Federal Funds rate target for the 13th consecutive time, to 1.00% from 1.25%. At one time, the Fed also indicated a willingness to move out on the yield curve to keep interest rates low by purchasing longer-term government securities.

    The dollar declined for much of this half of the year, most notably losing ground against the Euro. Its decline has been symptomatic of the domestic economy's trade and current account deficits, as well as the attractiveness of U.S. financial assets relative to those around the world. U.S. demand for foreign-made goods has led to trade imbalances whereby imports exceed exports, while a duet of declining equity markets and interest rates has forced foreign investors to look elsewhere for returns. The weak dollar makes U.S.-made goods more attractive to foreign purchasers and also benefits U.S. multinationals when they translate overseas profits into dollars. At the same time, though, the weak dollar threatens the recovery of other developed market economies, such as that of the European Union. Many had argued the dollar had become modestly overvalued, and the decline only a normal correction. The dollar has recently recovered somewhat. So long as these currency adjustments remain orderly, they should not pose a substantial threat to the economy.

    In spite of substantial fiscal and monetary stimuli, the U.S. economy has yet to show convincing signs of improvement. The equity and fixed income markets, though, have responded positively to expectations that the economy will soon return to a sustainable long-term trend. Since it would appear that greatly improved second-half performance is reflected in current valuations, the economy will need to start showing more vigor if this rally is to be sustained.

    VALUE GROWTH: The Portfolio performed well relative to its benchmark, the S&P 500 Stock Composite Index. It did so despite being underweight in two of the benchmark's best performing sectors for the period: information technology and consumer discretionary. The Portfolio's energy holdings outperformed the S&P 500's energy constituents, contributing to the good relative performance. Given the equity market's substantial price gains, our bias is shifting back to a slightly more defensive posture. We continue to favor the health care, energy and consumer staples sectors.

    HIGH GRADE BOND: Treasury yields finished the first half of 2003 lower than where they started the year, with the two-year yield dropping 30 basis points (0.30%) to 1.30%, the ten-year dropping 30 basis points (0.30%) to 3.51% and the thirty-year dropping 22 basis points (0.22%) to 4.56%. As corporate spreads continued to narrow due to strong technical factors, as well as fundamental improvement in the overall credit quality of the investment grade corporate bond market, the best performing sector of the Lehman Brothers Aggregate Index for the first half of 2003 was the Investment Grade Credit Index.

    The Portfolio's performance slightly exceeded that of the Lehman Brothers Aggregate Index despite having a lower duration than the Aggregate Index during a period of declining interest rates.

    Given the historically low level of interest rates we continue to feel that it is not an appropriate time to take on a larger amount of interest rate risk than the Aggregate Index. However, given the very steep yield curve, it is extremely costly to remain in cash so we will continue to keep the majority of the Portfolio invested in intermediate maturity securities.

    STRATEGIC YIELD: The Lehman Brothers High Yield Index had an excellent first half with a return of 18.49%, outperforming duration-neutral Treasuries by 1,505 basis points (15.05%). The option-adjusted spread on the Lehman Brothers High Yield Index finished the first half of the year at 584 basis points (5.84%), which was 267 basis points (2.67%) lower than at the start of the year. On a fundamental basis, a continued decline in defaults and improvement in the upgrade-to-downgrade ratio helped the high yield market. Technically, the market has been helped by very strong cash inflows into high yield funds during the first half of 2003. According to AMG Data Services, $16.3 billion has been invested in high yield mutual funds year-to-date. The market is on pace to smash the annual record of $17.3 billion set in 1997.

    The Portfolio's performance has lagged the Lehman Brothers High Yield Index. Its performance was hindered by having less exposure to both high yield issues and lower rated issues relative to the Index; in general, the lowest rated issues were the best performers during the period.

    The high yield market may have gotten ahead of the fundamentals. Given that it has dramatically outperformed the broader market, we may be more inclined to lean toward lower investment grade issues when making new acquisitions.

    MANAGED: The Portfolio's performance lagged the S&P 500, largely due to its mixed allocation of fixed income securities and yield-oriented equities. It continues to perform well relative to its peers. The recently rising yield on the 10-year Treasury has made fixed income securities such as GNMAs stronger competition even for yield-oriented equities. If equities and interest rates continue to rise, we may increase the Portfolio's cash balance or add to its GNMA positions.

    MONEY MARKET*: During the first six months of the year, the Fed cut the Federal Funds rate by 0.25% to 1.00%. It appears that any upward movement in rates continues to be months away. Federal Reserve Chairman Alan Greenspan has commented that he plans on keeping the Federal Funds rate low as long as it takes to return to "satisfactory economic performance." He also said he would cut the Federal Funds rate further before he would buy bonds to boost the economy. The focus has returned to economic factors. Geopolitical factors have waned since Bush declared in May that major combat was over in Iraq. Meanwhile, money market funds continue to be an attractive investment during this period of historically low interest rates and high volatility. Our strategy has been, and will continue to be, minimizing risk while maintaining liquidity. We limit purchases to top-tier commercial paper and agency discount notes to maximize yield yet minimize credit risk.

    BLUE CHIP: True to its passive strategy, the performance of the Blue Chip Portfolio over the past six months has reflected that of the large capitalization market sector it represents. The Portfolio will remain substantially invested in common stocks of large companies and is designed for those investors who prefer substantial exposure to common stocks at all times or who wish to make their own market value judgments.

                                          /s/ Craig A. Lang

                                            CRAIG A. LANG
                                            PRESIDENT

July 30, 2003

* An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

    Past performance is not a guarantee of future results.

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                 (This page has been left blank intentionally.)

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2003
(UNAUDITED)

                                                             HIGH
                                          VALUE GROWTH    GRADE BOND
                                            PORTFOLIO      PORTFOLIO
                                          -------------  -------------
ASSETS
Investments in securities, at value
 (cost -- $46,294,730; $27,540,423;
 $23,458,457; $54,291,700; $6,535,338;
 and $67,384,688, respectively).........  $ 45,028,337   $ 28,780,455
Cash....................................            --         41,959
Accrued dividends and interest
 receivable.............................        59,629        216,012
Prepaid expense and other assets........           603            399
                                          ------------   ------------
Total Assets............................  $ 45,088,569   $ 29,038,825
                                          ============   ============
LIABILITIES AND NET ASSETS
Liabilities:
  Investment securities purchased.......  $         --   $  2,015,188
  Net outstanding redemptions in excess
   of bank balance......................        39,574             --
  Accrued expenses......................         3,798          3,898
                                          ------------   ------------
Total Liabilities.......................        43,372      2,019,086
Net assets applicable to shares of
 beneficial interest....................    45,045,197     27,019,739
                                          ------------   ------------
Total Liabilities and Net Assets........  $ 45,088,569   $ 29,038,825
                                          ============   ============
Shares issued and outstanding as of
 June 30, 2003..........................     4,490,357      2,568,356
NET ASSET VALUE PER SHARE...............  $      10.03   $      10.52
                                          ============   ============

SEE ACCOMPANYING NOTES.

                                            STRATEGIC
                                              YIELD         MANAGED     MONEY MARKET     BLUE CHIP
                                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                          -------------  -------------  -------------  -------------
ASSETS
Investments in securities, at value
 (cost -- $46,294,730; $27,540,423;
 $23,458,457; $54,291,700; $6,535,338;
 and $67,384,688, respectively).........  $ 23,515,388   $ 58,522,532   $  6,535,338   $ 69,825,072
Cash....................................        45,464         62,838        112,161             --
Accrued dividends and interest
 receivable.............................       528,505        145,587            878         84,427
Prepaid expense and other assets........         1,210            811            114            935
                                          ------------   ------------   ------------   ------------
Total Assets............................  $ 24,090,567   $ 58,731,768   $  6,648,491   $ 69,910,434
                                          ============   ============   ============   ============
LIABILITIES AND NET ASSETS
Liabilities:
  Investment securities purchased.......  $         --   $         --   $         --   $         --
  Net outstanding redemptions in excess
   of bank balance......................            --             --             --         94,121
  Accrued expenses......................         3,612          5,118          3,846          4,956
                                          ------------   ------------   ------------   ------------
Total Liabilities.......................         3,612          5,118          3,846         99,077
Net assets applicable to shares of
 beneficial interest....................    24,086,955     58,726,650      6,644,645     69,811,357
                                          ------------   ------------   ------------   ------------
Total Liabilities and Net Assets........  $ 24,090,567   $ 58,731,768   $  6,648,491   $ 69,910,434
                                          ============   ============   ============   ============
Shares issued and outstanding as of
 June 30, 2003..........................     2,663,262      4,459,346      6,644,645      2,349,522
NET ASSET VALUE PER SHARE...............  $       9.04   $      13.17   $       1.00   $      29.71
                                          ============   ============   ============   ============

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

                                                          HIGH GRADE
                                          VALUE GROWTH       BOND
                                            PORTFOLIO      PORTFOLIO
                                          -------------  -------------
INVESTMENT INCOME
Dividends...............................  $    345,081   $     49,963
Interest................................        36,810        594,610
Foreign tax withholding.................        (2,172)            --
                                          ------------   ------------
Total Investment Income.................       379,719        644,573
EXPENSES
Paid to EquiTrust Investment Management
 Services, Inc.:
 Investment advisory and management
  fees..................................        92,128         38,910
 Accounting fees........................        10,236          6,485
Custodial fees..........................         4,463          3,909
Professional fees.......................         8,138          5,253
Proxy expense...........................         9,836          4,007
Reports to shareholders.................         1,960          1,250
Trustees' fees and expenses.............         1,694          1,053
Insurance and bonds.....................           459            286
Miscellaneous...........................         2,970          3,328
                                          ------------   ------------
Total Expenses..........................       131,884         64,481
Expense reimbursement...................            --             --
Fees paid indirectly....................          (193)          (184)
                                          ------------   ------------
Net Expenses............................       131,691         64,297
                                          ------------   ------------
Net Investment Income...................       248,028        580,276
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss) from investment
 transactions...........................      (195,023)         3,506
Change in unrealized
 appreciation/depreciation of
 investments............................     4,579,909        462,731
                                          ------------   ------------
Net Gain (Loss) on Investments..........     4,384,886        466,237
                                          ------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..............  $  4,632,914   $  1,046,513
                                          ============   ============

SEE ACCOMPANYING NOTES.

                                            STRATEGIC
                                              YIELD         MANAGED     MONEY MARKET     BLUE CHIP
                                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                          -------------  -------------  -------------  -------------
INVESTMENT INCOME
Dividends...............................  $     52,229   $    597,419   $         --   $    639,321
Interest................................       909,988        241,646         42,499         18,900
Foreign tax withholding.................            --         (3,335)            --             --
                                          ------------   ------------   ------------   ------------
Total Investment Income.................       962,217        835,730         42,499        658,221
EXPENSES
Paid to EquiTrust Investment Management
 Services, Inc.:
 Investment advisory and management
  fees..................................        51,421        122,500          8,840         64,129
 Accounting fees........................         5,713         13,611          1,768         15,012
Custodial fees..........................         3,356          4,454          3,607          3,429
Professional fees.......................         4,715         10,491          1,961         12,237
Proxy expense...........................         4,574          9,954            643         14,460
Reports to shareholders.................         1,096          2,595            331          3,114
Trustees' fees and expenses.............           921          2,231            282          2,621
Insurance and bonds.....................           256            606             85            725
Miscellaneous...........................         3,116          4,565          3,203          4,378
                                          ------------   ------------   ------------   ------------
Total Expenses..........................        75,168        171,007         20,720        120,105
Expense reimbursement...................          (866)            --             --             --
Fees paid indirectly....................          (242)          (174)          (250)          (229)
                                          ------------   ------------   ------------   ------------
Net Expenses............................        74,060        170,833         20,470        119,876
                                          ------------   ------------   ------------   ------------
Net Investment Income...................       888,157        664,897         22,029        538,345
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss) from investment
 transactions...........................        53,671         27,853             --     (4,690,809)
Change in unrealized
 appreciation/depreciation of
 investments............................       722,286      4,490,226             --     11,000,379
                                          ------------   ------------   ------------   ------------
Net Gain (Loss) on Investments..........       775,957      4,518,079             --      6,309,570
                                          ------------   ------------   ------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..............  $  1,664,114   $  5,182,976   $     22,029   $  6,847,915
                                          ============   ============   ============   ============

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                  VALUE GROWTH
                                                    PORTFOLIO
                                          -----------------------------
                                            SIX MONTHS
                                              ENDED        YEAR ENDED
                                          JUNE 30, 2003   DECEMBER 31,
                                           (UNAUDITED)        2002
                                          --------------  -------------
OPERATIONS
Net investment income...................   $    248,028   $    632,800
Net realized gain (loss) from investment
 transactions...........................       (195,023)     1,208,684
Change in unrealized
 appreciation/depreciation of
 investments............................      4,579,909     (6,690,817)
                                           ------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..............      4,632,914     (4,849,333)
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income...................       (632,800)      (815,691)
Net realized gain from investment
 transactions...........................             --             --
                                           ------------   ------------
Total Dividends and Distributions.......       (632,800)      (815,691)
CAPITAL SHARE TRANSACTIONS..............         91,978      1,095,790
                                           ------------   ------------
Total Increase (Decrease) in Net
 Assets.................................      4,092,092     (4,569,234)
NET ASSETS
Beginning of period.....................     40,953,105     45,522,339
                                           ------------   ------------
End of period (including undistributed
 net investment income as set forth
 below).................................   $ 45,045,197   $ 40,953,105
                                           ============   ============
Undistributed Net Investment Income.....   $    248,028   $    632,800
                                           ============   ============

SEE ACCOMPANYING NOTES.

                                                      HIGH                         STRATEGIC
                                                   GRADE BOND                        YIELD
                                                    PORTFOLIO                      PORTFOLIO
                                          -----------------------------  -----------------------------
                                            SIX MONTHS                     SIX MONTHS
                                              ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                          JUNE 30, 2003   DECEMBER 31,   JUNE 30, 2003   DECEMBER 31,
                                           (UNAUDITED)        2002        (UNAUDITED)        2002
                                          --------------  -------------  --------------  -------------
OPERATIONS
Net investment income...................   $    580,276   $  1,099,597    $    888,157   $  1,537,019
Net realized gain (loss) from investment
 transactions...........................          3,506        126,083          53,671       (227,764)
Change in unrealized
 appreciation/depreciation of
 investments............................        462,731        558,780         722,286       (151,342)
                                           ------------   ------------    ------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..............      1,046,513      1,784,460       1,664,114      1,157,913
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income...................       (580,276)    (1,099,597)       (888,157)    (1,537,019)
Net realized gain from investment
 transactions...........................       (126,083)       (19,864)             --             --
                                           ------------   ------------    ------------   ------------
Total Dividends and Distributions.......       (706,359)    (1,119,461)       (888,157)    (1,537,019)
CAPITAL SHARE TRANSACTIONS..............      1,695,112      5,411,928         915,567      2,592,491
                                           ------------   ------------    ------------   ------------
Total Increase (Decrease) in Net
 Assets.................................      2,035,266      6,076,927       1,691,524      2,213,385
NET ASSETS
Beginning of period.....................     24,984,473     18,907,546      22,395,431     20,182,046
                                           ------------   ------------    ------------   ------------
End of period (including undistributed
 net investment income as set forth
 below).................................   $ 27,019,739   $ 24,984,473    $ 24,086,955   $ 22,395,431
                                           ============   ============    ============   ============
Undistributed Net Investment Income.....   $         --   $         --    $         --   $         --
                                           ============   ============    ============   ============

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                     MANAGED
                                                    PORTFOLIO
                                          -----------------------------
                                            SIX MONTHS
                                              ENDED        YEAR ENDED
                                          JUNE 30, 2003   DECEMBER 31,
                                           (UNAUDITED)        2002
                                          --------------  -------------
OPERATIONS
Net investment income...................   $    664,897   $  1,494,900
Net realized gain (loss) from investment
 transactions...........................         27,853      1,015,684
Change in unrealized
 appreciation/depreciation of
 investments............................      4,490,226     (3,624,741)
                                           ------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..............      5,182,976     (1,114,157)
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income...................     (1,494,900)    (1,801,236)
Net realized gain from investment
 transactions...........................             --             --
                                           ------------   ------------
Total Dividends and Distributions.......     (1,494,900)    (1,801,236)
CAPITAL SHARE TRANSACTIONS..............        610,771      3,548,291
                                           ------------   ------------
Total Increase (Decrease) in Net
 Assets.................................      4,298,847        632,898
NET ASSETS
Beginning of period.....................     54,427,803     53,794,905
                                           ------------   ------------
End of period (including undistributed
 net investment income as set forth
 below).................................   $ 58,726,650   $ 54,427,803
                                           ============   ============
Undistributed Net Investment Income.....   $    664,897   $  1,494,900
                                           ============   ============

SEE ACCOMPANYING NOTES.

                                                  MONEY MARKET                     BLUE CHIP
                                                    PORTFOLIO                      PORTFOLIO
                                          -----------------------------  -----------------------------
                                            SIX MONTHS                     SIX MONTHS
                                              ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                          JUNE 30, 2003   DECEMBER 31,   JUNE 30, 2003   DECEMBER 31,
                                           (UNAUDITED)        2002        (UNAUDITED)        2002
                                          --------------  -------------  --------------  -------------
OPERATIONS
Net investment income...................   $     22,029   $     95,445    $    538,345   $  1,066,311
Net realized gain (loss) from investment
 transactions...........................             --             --      (4,690,809)    (1,786,208)
Change in unrealized
 appreciation/depreciation of
 investments............................             --             --      11,000,379    (14,510,432)
                                           ------------   ------------    ------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..............         22,029         95,445       6,847,915    (15,230,329)
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income...................        (22,029)       (95,445)     (1,066,311)    (1,156,568)
Net realized gain from investment
 transactions...........................             --             --              --             --
                                           ------------   ------------    ------------   ------------
Total Dividends and Distributions.......        (22,029)       (95,445)     (1,066,311)    (1,156,568)
CAPITAL SHARE TRANSACTIONS..............     (1,504,896)    (1,170,621)        331,135        961,297
                                           ------------   ------------    ------------   ------------
Total Increase (Decrease) in Net
 Assets.................................     (1,504,896)    (1,170,621)      6,112,739    (15,425,600)
NET ASSETS
Beginning of period.....................      8,149,541      9,320,162      63,698,618     79,124,218
                                           ------------   ------------    ------------   ------------
End of period (including undistributed
 net investment income as set forth
 below).................................   $  6,644,645   $  8,149,541    $ 69,811,357   $ 63,698,618
                                           ============   ============    ============   ============
Undistributed Net Investment Income.....   $         --   $         --    $    538,345   $  1,066,311
                                           ============   ============    ============   ============

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
JUNE 30, 2003
(UNAUDITED)

                                                                       SHARES
                                                                        HELD             VALUE
                                                                    -------------    --------------
COMMON STOCKS (88.11%)
---------------------------
  BUSINESS SERVICES (2.98%)
  AOL Time Warner, Inc............................................       9,600(1)    $     154,465
  Computer Associates International, Inc..........................      12,055             268,585
  Compuware Corp..................................................      16,050(1)           92,609
  Microsoft Corp..................................................      14,800             379,028
  Oracle Corp.....................................................      12,300(1)          147,846
  Symantec Corp...................................................       6,800(1)          298,248
                                                                                     -------------
                                                                                         1,340,781
  CHEMICALS AND ALLIED PRODUCTS (9.38%)
  Abbott Laboratories.............................................       8,000             350,080
  Bristol-Myers Squibb Co.........................................      12,540             340,461
  E.I. du Pont de Nemours & Co....................................       6,400             266,496
  GlaxoSmithKline plc.............................................       5,500             222,970
  IVAX Corp.......................................................      17,800(1)          317,730
  Johnson & Johnson...............................................       5,400             279,180
  KV Pharmaceutical Co.-Class A...................................      12,800(1)          355,840
  Lyondell Chemical Co............................................       9,800             132,594
  Merck & Co., Inc................................................       6,850             414,768
  Mylan Laboratories, Inc.........................................      14,550             505,904
  Olin Corp.......................................................       6,400             109,440
  Pfizer, Inc.....................................................      19,449             664,183
  Wyeth...........................................................       5,835             265,784
                                                                                     -------------
                                                                                         4,225,430
  COMMUNICATIONS (2.09%)
  ADC Telecommunications, Inc.....................................      67,700(1)          157,606
  Centurytel, Inc.................................................      14,200             494,870
  Comcast Corp.-Class A...........................................       3,235(1)           97,632
  SBC Communications, Inc.........................................       7,500             191,625
                                                                                     -------------
                                                                                           941,733
  DEPOSITORY INSTITUTIONS (6.71%)
  Associated Banc-Corp............................................       8,627             318,164
  Astoria Financial Corp..........................................       7,700             215,061
  Citigroup, Inc..................................................       7,430             318,004
  Community Bank Systems, Inc.....................................       4,710             178,980
  FleetBoston Financial Corp......................................      18,760             557,359
  U. S. Bancorp...................................................      34,796             852,502
  Wachovia Corp...................................................       7,650             305,694
  Wilmington Trust Corp...........................................       9,500             278,825
                                                                                     -------------
                                                                                         3,024,589

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                                                       SHARES
                                                                        HELD             VALUE
                                                                    -------------    --------------
  EATING & DRINKING PLACES (0.54%)
  Wendy's International, Inc......................................       8,400       $     243,348
  ELECTRIC, GAS AND SANITARY SERVICES (6.87%)
  Alliant Energy Corp.............................................       8,660             164,800
  Atmos Energy Corp...............................................      21,912             543,418
  Black Hills Corp................................................       8,920             273,844
  Laclede Group, Inc..............................................      15,675             420,090
  Nisource, Inc...................................................      24,800             471,200
  Northwest Natural Gas Co........................................      21,000             572,250
  Puget Energy, Inc...............................................      14,330             342,057
  Xcel Energy, Inc................................................      20,305             305,387
                                                                                     -------------
                                                                                         3,093,046
  ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (2.22%)
  Acuity Brands, Inc..............................................      18,500             336,145
  Adaptec, Inc....................................................      23,150(1)          180,107
  ECI Telecom, Ltd................................................      10,000(1)           29,400
  Electronic Data Systems Corp....................................      11,445             245,495
  Intel Corp......................................................       8,900             184,978
  Roxio, Inc......................................................       3,810(1)           25,489
                                                                                     -------------
                                                                                         1,001,614
  ENGINEERING & MANAGEMENT SERVICES (0.28%)
  Affymetrix, Inc.................................................       3,400(1)           67,014
  Monsanto Co.....................................................       2,778              60,116
                                                                                     -------------
                                                                                           127,130
  FABRICATED METAL PRODUCTS (1.18%)
  Cooper Industries, Ltd..........................................       6,738             278,279
  Shaw Group, Inc.................................................      10,400(1)          125,320
  Stanley Works (The).............................................       4,600             126,960
                                                                                     -------------
                                                                                           530,559
  FOOD AND KINDRED PRODUCTS (5.90%)
  ConAgra Foods, Inc..............................................      46,616           1,100,137
  Dean Foods Co...................................................      16,986(1)          535,059
  Sara Lee Corp...................................................      23,400             440,154
  Sensient Technologies Corp......................................      25,405             584,061
                                                                                     -------------
                                                                                         2,659,411
  FOOD STORES (4.29%)
  7-Eleven, Inc...................................................      72,380(1)          763,609
  Casey's General Stores, Inc.....................................      39,632             560,396
  Kroger Co.......................................................      10,900(1)          181,812
  Safeway, Inc....................................................      20,730(1)          424,136
                                                                                     -------------
                                                                                         1,929,953

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                                                       SHARES
                                                                        HELD             VALUE
                                                                    -------------    --------------
  GENERAL MERCHANDISE STORES (1.15%)
  Federated Department Stores, Inc................................       8,608       $     317,205
  Target Corp.....................................................       5,300             200,552
                                                                                     -------------
                                                                                           517,757
  HEALTH SERVICES (6.07%)
  Laboratory Corp. of America Holdings............................      18,500(1)          557,775
  Province Healthcare Co..........................................      35,900(1)          397,413
  Schering-Plough Corp............................................      23,200             431,520
  Select Medical Corp.............................................      24,700(1)          613,301
  Taro Pharmaceutical Industries, Ltd.............................       6,600(1)          362,208
  Universal Health Services, Inc.-Class B.........................       9,420(1)          373,220
                                                                                     -------------
                                                                                         2,735,437
  HOLDING AND OTHER INVESTMENT OFFICES (3.74%)
  Highwoods Properties, Inc.......................................      17,500             390,250
  MBIA, Inc.......................................................      18,700             911,625
  Reckson Assoc. Realty Corp.-Class A.............................       9,125             190,348
  Reckson Assoc. Realty Corp.-Class B.............................       9,125             194,362
                                                                                     -------------
                                                                                         1,686,585
  INDUSTRIAL MACHINERY AND EQUIPMENT (2.65%)
  Cisco Systems, Inc..............................................       6,500(1)          108,485
  EMC Corp........................................................      22,500(1)          235,575
  Hewlett-Packard Co..............................................       6,000             127,800
  Ingersoll-Rand Co. Ltd.-Class A.................................      13,450             636,454
  Solectron Corp..................................................      22,500(1)           84,150
                                                                                     -------------
                                                                                         1,192,464
  INSTRUMENTS AND RELATED PRODUCTS (4.56%)
  Agilent Technologies, Inc.......................................       7,000(1)          136,850
  Becton Dickinson & Co...........................................      22,800             885,780
  JDS Uniphase Corp...............................................      16,400(1)           57,564
  Pall Corp.......................................................      35,980             809,550
  Perkinelmer, Inc................................................      11,900             164,339
                                                                                     -------------
                                                                                         2,054,083
  INSURANCE CARRIERS (2.93%)
  Allstate Corp...................................................      18,100             645,265
  American International Group, Inc...............................       7,450             411,091
  Protective Life Corp............................................       9,300             248,775
  Travelers Property Casualty Corp.-Class A.......................         321               5,104
  Travelers Property Casualty Corp.-Class B.......................         659              10,392
                                                                                     -------------
                                                                                         1,320,627
  METAL MINING (0.80%)
  Barrick Gold Corp...............................................      20,000             358,000

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                                                       SHARES
                                                                        HELD             VALUE
                                                                    -------------    --------------
  MISCELLANEOUS MANUFACTURING INDUSTRY (0.76%)
  Emerson Electric Co.............................................       2,300       $     117,530
  Hasbro, Inc.....................................................      12,900             225,621
                                                                                     -------------
                                                                                           343,151
  NONDEPOSITORY INSTITUTIONS (0.74%)
  Federal Home Loan Mortgage Corp.................................       6,500             330,005
  OIL AND GAS EXTRACTION (4.60%)
  Burlington Resources, Inc.......................................      10,000             540,700
  EOG Resources, Inc..............................................       5,800             242,672
  Occidental Petroleum Co.........................................      10,400             348,920
  Offshore Logistics, Inc.........................................      18,500(1)          402,375
  Rowan Companies, Inc............................................      16,900(1)          378,560
  Veritas DGC, Inc................................................      13,800(1)          158,700
                                                                                     -------------
                                                                                         2,071,927
  PAPER AND ALLIED PRODUCTS (1.90%)
  Abitibi Consolidated, Inc.......................................      92,600             593,566
  Sonoco Products Co..............................................      10,900             261,818
                                                                                     -------------
                                                                                           855,384
  PETROLEUM AND COAL PRODUCTS (4.58%)
  BP Amoco........................................................       6,000             252,120
  ChevronTexaco Corp..............................................       7,050             509,010
  ConocoPhillips..................................................      16,833             922,448
  Marathon Oil Corp...............................................      14,400             379,440
                                                                                     -------------
                                                                                         2,063,018
  PRIMARY METAL INDUSTRIES (0.82%)
  Northwest Pipe Co...............................................      26,100(1)          370,359
  PRINTING AND PUBLISHING (2.30%)
  Belo Corp.......................................................      26,400             590,304
  Mail-Well, Inc..................................................      79,200(1)          199,584
  R.R. Donnelley & Sons Co........................................       9,400             245,716
                                                                                     -------------
                                                                                         1,035,604
  TOBACCO PRODUCTS (1.49%)
  Altria Group, Inc...............................................      14,800             672,512
  TRANSPORTATION -- BY AIR (0.98%)
  Petroleum Helicopters, Inc. (Non-Voting)........................      14,690(1)          442,904
  TRANSPORTATION EQUIPMENT (3.17%)
  Genuine Parts Co................................................       3,300             105,633
  Honeywell International, Inc....................................      23,500             630,975
  ITT Industries, Inc.............................................       4,185             273,950
  SPX Corp........................................................       9,514(1)          419,187
                                                                                     -------------
                                                                                         1,429,745

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                                                       SHARES
                                                                        HELD             VALUE
                                                                    -------------    --------------
  WHOLESALE -- DURABLE GOODS (0.65%)
  Apogent Technologies, Inc.......................................      14,600(1)    $     292,000
  MISCELLANEOUS EQUITIES (1.78%)
  H & Q Life Sciences Investors...................................      21,424             320,717
  NASDAQ-100 Trust................................................      16,100(1)          482,195
                                                                                     -------------
                                                                                           802,912
                                                                                     -------------
Total Common Stocks...............................................                      39,692,068
SHORT-TERM INVESTMENTS (11.85%)
------------------------------------
  MONEY MARKET MUTUAL FUND (1.64%)
  Blackrock Provident Institutional Funds, T-Fund Portfolio.......     736,649             736,649

                                                                      PRINCIPAL
                                                                       AMOUNT
                                                                    -------------
  COMMERCIAL PAPER (7.55%)
    DEPOSITORY INSTITUTIONS (2.22%)
    Wells Fargo Corp., 1.01%, due 7/07/03.........................  $1,000,000           1,000,000
    NONDEPOSITORY INSTITUTIONS (5.33%)
    American General Finance Corp., 1.00%, due 7/03/03............   1,400,000           1,400,000
    General Electric Capital Corp., 1.05%, due 7/01/03............   1,000,000           1,000,000
                                                                                     -------------
                                                                                         2,400,000
                                                                                     -------------
  Total Commercial Paper..........................................                       3,400,000
  UNITED STATES GOVERNMENT AGENCIES (2.66%)
  Federal Home Loan Bank, due 7/11/03.............................     750,000             749,802
  Federal National Mortgage Assoc., due 7/17/03...................     450,000             449,818
                                                                                     -------------
                                                                                         1,199,620
                                                                                     -------------
Total Short-Term Investments......................................                       5,336,269
                                                                                     -------------
Total Investments (99.96%)........................................                      45,028,337
OTHER ASSETS LESS LIABILITIES (0.04%)
-----------------------------------------
  Cash, receivables, prepaid expense and other assets, less
   liabilities....................................................                          16,860
                                                                                     -------------
Total Net Assets (100.00%)........................................                   $  45,045,197
                                                                                     =============

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
JUNE 30, 2003
(UNAUDITED)

                                                                       SHARES
                                                                        HELD             VALUE
                                                                    -------------    --------------
PREFERRED STOCKS (5.48%)
-----------------------------
  DEPOSITORY INSTITUTIONS (1.68%)
  Chase Capital V, 7.03%, due 3/31/28.............................      18,000       $     452,880
  ELECTRIC, GAS AND SANITARY SERVICES (3.04%)
  Virginia Electric & Power-Series A, 6.70%, due 6/30/09..........      32,000             822,080
  HOLDING AND OTHER INVESTMENT OFFICES (0.76%)
  New Plan Excel Realty Trust-Series D, 7.80%.....................       4,000             204,625
                                                                                     -------------
Total Preferred Stocks............................................                       1,479,585

                                                                      PRINCIPAL
                                                                       AMOUNT
                                                                    -------------
CORPORATE BONDS (26.40%)
-----------------------------
  ELECTRIC, GAS AND SANITARY SERVICES (7.80%)
  Maritime & NE Pipeline, 144A, 7.70%, due 11/30/19...............  $  700,000             872,823
  Oglethorpe Power (OPC Scherer), 6.974%, due 6/30/11.............     300,000             332,820
  PacifiCorp, 6.90%, due 11/15/11.................................     750,000             902,467
                                                                                     -------------
                                                                                         2,108,110
  FOOD STORES (2.29%)
  Ahold Finance USA, Inc., 8.25%, due 7/15/10.....................     600,000             618,000
  GENERAL MERCHANDISE STORES (1.08%)
  J.C. Penney & Co., 8.25%, due 8/15/22...........................     300,000             291,000
  HOLDING AND OTHER INVESTMENT OFFICES (3.11%)
  Meditrust, 7.60%, due 9/13/05...................................     150,000             156,375
  Security Capital Pacific, 7.20%, due 3/01/13....................     275,000             318,824
  Washington REIT, 6.898%, due 2/15/18............................     350,000             365,568
                                                                                     -------------
                                                                                           840,767
  TEXTILE MILL PRODUCTS (0.88%)
  Unifi, 6.50%, due 2/01/08.......................................     280,000             238,000
  TOBACCO PRODUCTS (3.29%)
  UST, Inc., 7.25%, due 6/01/09...................................     750,000             888,128
  TRANSPORTATION -- BY AIR (7.36%)
  Continental Airlines, Inc., 6.545%, due 8/02/20.................     435,525             419,193
  Federal Express, 7.50%, due 1/15/18.............................     207,691             249,215
  Northwest Airlines, 7.575%, due 3/01/19.........................     718,258             720,054
  US Air, Inc., 8.36%, due 1/20/19................................     636,268             599,683
                                                                                     -------------
                                                                                         1,988,145
  TRANSPORTATION EQUIPMENT (0.59%)
  Ford Motor Co., 9.215%, due 9/15/21.............................     150,000             160,433
                                                                                     -------------
Total Corporate Bonds.............................................                       7,132,583

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO (CONTINUED)

                                                                      PRINCIPAL
                                                                       AMOUNT            VALUE
                                                                    -------------    --------------
MORTGAGE-BACKED SECURITIES (47.23%)
------------------------------------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA) (0.02%)
  Pool #50276, 9.50%, due 2/01/20.................................  $    3,839       $       4,273
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA) (47.21%)
  Pool #1512, 7.50%, due 12/20/23.................................      78,887              84,009
  Pool #2631, 7.00%, due 8/01/28..................................     165,100             174,017
  Pool #2658, 6.50%, due 10/01/28.................................     260,472             272,694
  Pool #2701, 6.50%, due 1/20/29..................................     297,091             310,949
  Pool #2796, 7.00%, due 8/01/29..................................     287,912             303,233
  Pool #3039, 6.50%, due 2/01/31..................................     133,833             139,909
  Pool #3040, 7.00%, due 2/01/31..................................     255,496             268,891
  Pool #3188, 6.50%, due 2/20/32..................................     785,312             820,923
  Pool #3239, 6.50%, due 5/01/32..................................     714,212(2)          746,599
  Pool #3261, 6.50%, due 7/20/32..................................   1,336,609(2)        1,397,219
  Pool #3320, 5.50%, due 12/01/32.................................   2,372,789           2,466,642
  Pool #3333, 5.50%, due 1/01/33..................................   1,902,502           1,977,714
  Pool #3375, 5.50%, due 4/01/33..................................     282,823             294,003
  Pool #3390, 5.50%, due 5/01/33..................................   1,204,997           1,252,634
  Pool #4567, 5.50%, due 6/20/33..................................   2,000,000(1)        2,080,625
  Pool #22630, 6.50%, due 8/01/28.................................     142,289             148,965
  Pool #276337, 10.00%, due 8/15/19...............................      15,817              18,233
                                                                                     -------------
                                                                                        12,757,259
                                                                                     -------------
Total Mortgage-Backed Securities..................................                      12,761,532
UNITED STATES TREASURY OBLIGATION (1.58%)
------------------------------------------------
  U.S. Treasury Note, 7.25%, due 8/15/04..........................     400,000             427,752
SHORT-TERM INVESTMENTS (25.83%)
------------------------------------
  COMMERCIAL PAPER (8.51%)
    DEPOSITORY INSTITUTIONS (1.85%)
    Wells Fargo Corp., 1.01%, due 7/21/03.........................     500,000             500,000
    NONDEPOSITORY INSTITUTIONS (5.18%)
    American General Finance Corp., 1.00%, due 7/01/03............     900,000             900,000
    General Electric Capital Corp., 1.10%, due 7/10/03............     500,000             500,000
                                                                                     -------------
                                                                                         1,400,000
    PETROLEUM AND COAL PRODUCTS (1.48%)
    ChevronTexaco Corp., 1.20%, due 7/07/03.......................     400,000             400,000
                                                                                     -------------
  Total Commercial Paper..........................................                       2,300,000

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO (CONTINUED)

                                                                      PRINCIPAL
                                                                       AMOUNT            VALUE
                                                                    -------------    --------------
  UNITED STATES GOVERNMENT AGENCIES (15.73%)
  Federal Home Loan Bank, due 7/01/03.............................  $1,900,000       $   1,900,000
  Federal Home Loan Bank, due 7/14/03.............................     500,000             499,809
  Federal National Mortgage Assoc., due 7/07/03...................     350,000             349,932
  Federal National Mortgage Assoc., due 7/11/03...................     500,000             499,872
  Federal National Mortgage Assoc., due 7/17/03...................   1,000,000             999,595
                                                                                     -------------
                                                                                         4,249,208

                                                                       SHARES
                                                                        HELD
                                                                    -------------
  MONEY MARKET MUTUAL FUND (1.59%)
  Blackrock Provident Institutional Funds, T-Fund Portfolio ......     429,795             429,795
                                                                                     -------------
Total Short-Term Investments......................................                       6,479,003
                                                                                     -------------
Total Investments (106.52%).......................................                      28,780,455
OTHER ASSETS LESS LIABILITIES (-6.52%)
------------------------------------------
  Cash, receivables, prepaid expense and other assets, less
   liabilities....................................................                      (1,760,716)
                                                                                     -------------
Total Net Assets (100.00%)........................................                   $  27,019,739
                                                                                     =============

(1)  Firm commitment to purchase on July 22, 2003.
(2)  Trade restricted and held in a segregated account to cover firm commitment.

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO
JUNE 30, 2003
(UNAUDITED)

                                                                       SHARES
                                                                        HELD             VALUE
                                                                    -------------    --------------
PREFERRED STOCKS (5.31%)
-----------------------------
  HOLDING AND OTHER INVESTMENT OFFICES (1.49%)
  New Plan Excel Realty Trust -- Series D, 7.80%..................         7,000     $     358,094
  METAL MINING (3.82%)
  Cameco Corp., 8.75%, due 9/30/47................................        36,000           919,800
                                                                                     -------------
Total Preferred Stocks............................................                       1,277,894

                                                                      PRINCIPAL
                                                                       AMOUNT
                                                                    -------------
CORPORATE BONDS (83.43%)
-----------------------------
  CHEMICALS AND ALLIED PRODUCTS (9.67%)
  Lyondell Chemical Co., 9.625%, due 5/01/07......................  $    900,000           891,000
  Nova Chemicals, Ltd., 7.875%, due 9/15/25.......................       800,000           731,040
  Polyone Corp., 8.875%, due 5/01/12..............................       750,000           708,000
                                                                                     -------------
                                                                                         2,330,040
  COMMUNICATIONS (2.33%)
  Telephone & Data Systems, Inc., 7.00%, due 8/01/06..............       500,000           560,075
  ELECTRIC, GAS AND SANITARY SERVICES (25.82%)
  Alliant Energy Resources, Inc., 9.75%, due 1/15/13..............     1,000,000         1,320,630
  Allied Waste North America, 10.00%, due 8/01/09.................       800,000           856,000
  Cleveland Electric Illuminating Co., 9.00%, due 7/01/23.........     1,000,000         1,039,840
  ESI Tractebel, 7.99%, due 12/30/11..............................       320,000           322,000
  Gulf States Utilities, 8.94%, due 1/01/22.......................       700,000           731,192
  Northwestern Corp., 8.75%, due 3/15/12..........................     1,000,000           775,000
  Semco Energy, Inc., 144A, 7.125%, due 5/15/08...................       900,000           940,500
  Waterford 3 Nuclear Power Plant, 8.09%, due 1/02/17.............       213,225           235,121
                                                                                     -------------
                                                                                         6,220,283
  FOOD STORES (0.12%)
  Penn Traffic Co., 11.00%, due 6/29/09...........................        47,850            28,949
  GENERAL MERCHANDISE STORES (1.76%)
  DR Structured Finance, 8.35%, due 2/15/04.......................       376,794           131,878
  J.C. Penney & Co., 8.25%, due 8/15/22...........................       300,000           291,000
                                                                                     -------------
                                                                                           422,878
  HOLDING AND OTHER INVESTMENT OFFICES (9.31%)
  Bradley Operating, L.P., 7.20%, due 1/15/08.....................       450,000           450,581
  Federal Realty Investment Trust, 7.48%, due 8/15/26.............       600,000           679,549
  iStar Financial Inc., 7.00%, due 3/15/08........................       300,000           316,500
  Price Development Company, 7.29%, due 3/11/08...................       450,000           474,786
  Trinet Corp. Realty, 6.75%, due 3/01/13.........................       300,000           322,002
                                                                                     -------------
                                                                                         2,243,418

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO (CONTINUED)

                                                                      PRINCIPAL
                                                                       AMOUNT            VALUE
                                                                    -------------    --------------
  INDUSTRIAL MACHINERY AND EQUIPMENT (3.77%)
  AGCO Corp., 8.50%, due 3/15/06..................................  $    900,000     $     906,750
  LUMBER AND WOOD PRODUCTS (1.55%)
  Georgia-Pacific Corp., 9.875%, due 11/01/21.....................       225,000           227,250
  Georgia-Pacific Corp., 9.125%, due 7/01/22......................       150,000           146,250
                                                                                     -------------
                                                                                           373,500
  METAL MINING (4.88%)
  Great Central Mining Corp., 8.875%, due 4/01/08.................       900,000           454,500
  Teck Cominco Ltd., 3.75%, due 7/15/06...........................       800,000           721,000
                                                                                     -------------
                                                                                         1,175,500
  PAPER AND ALLIED PRODUCTS (8.74%)
  Bowater Inc., 9.375%, due 12/15/21..............................       900,000           984,591
  Potlatch Corp., 12.5%, due 12/01/09.............................       900,000         1,121,031
                                                                                     -------------
                                                                                         2,105,622
  TRANSPORTATION -- BY AIR (11.53%)
  Continental Airlines, Inc., 7.461%, due 4/01/15.................     1,294,914         1,196,177
  Northwest Airlines, 7.575%, due 3/01/19.........................       210,988           211,516
  United Airlines, 7.783%, due 1/01/14............................     1,692,636         1,368,919
                                                                                     -------------
                                                                                         2,776,612
  WATER TRANSPORTATION (3.95%)
  Windsor Petroleum Transportation, 144A, 7.84%, due 1/15/21......     1,000,000           951,390
                                                                                     -------------
Total Corporate Bonds.............................................                      20,095,017
SHORT-TERM INVESTMENTS (8.89%)
-----------------------------------
  COMMERCIAL PAPER (4.15%)
    NONDEPOSITORY INSTITUTIONS
    American General Finance Corp., 1.03%, due 7/03/03............       450,000           450,000
    General Electric Capital Corp., 1.21%, due 7/09/03............       550,000           550,000
                                                                                     -------------
                                                                                         1,000,000
  UNITED STATES GOVERNMENT AGENCIES (3.11%)
  Federal National Mortgage Assoc., due 7/11/03...................       750,000           749,808

                                                                       SHARES
                                                                        HELD
                                                                    -------------
  MONEY MARKET MUTUAL FUND (1.63%)
  Blackrock Provident Institutional Funds, T-Fund Portfolio.......       392,669           392,669
                                                                                     -------------
Total Short-Term Investments......................................                       2,142,477
                                                                                     -------------
Total Investments (97.63%)........................................                      23,515,388

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO (CONTINUED)

                                                                                         VALUE
                                                                                     --------------
OTHER ASSETS LESS LIABILITIES (2.37%)
-----------------------------------------
  Cash, receivables, prepaid expense and other assets, less
   liabilities....................................................                   $     571,567
                                                                                     -------------
Total Net Assets (100.00%)........................................                   $  24,086,955
                                                                                     =============

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
JUNE 30, 2003
(UNAUDITED)

                                                                       SHARES
                                                                        HELD             VALUE
                                                                    -------------    --------------
COMMON STOCKS (67.69%)
---------------------------
  BUSINESS SERVICES (1.33%)
  Computer Associates International, Inc..........................         7,100     $     158,188
  Compuware Corp..................................................        17,000(1)         98,090
  Microsoft Corp..................................................         7,400           189,514
  Symantec Corp...................................................         7,600(1)        333,336
                                                                                     -------------
                                                                                           779,128
  CHEMICALS AND ALLIED PRODUCTS (6.79%)
  Bristol-Myers Squibb Co.........................................        12,300           333,945
  GlaxoSmithKline plc.............................................         4,700           190,538
  IVAX Corp.......................................................        21,500(1)        383,775
  Johnson & Johnson...............................................         7,200           372,240
  KV Pharmaceutical Co.-Class A...................................         8,400(1)        233,520
  Lyondell Chemical Co............................................        21,300           288,189
  Merck & Co., Inc................................................        11,450           693,297
  Mylan Laboratories, Inc.........................................        17,550           610,214
  Olin Corp.......................................................        17,100           292,410
  Pfizer, Inc.....................................................        17,310           591,136
                                                                                     -------------
                                                                                         3,989,264
  COMMUNICATIONS (1.37%)
  ADC Telecommunications..........................................        39,900(1)         92,887
  Centurytel, Inc.................................................        17,040           593,844
  Comcast Corp.-Class A...........................................         3,930(1)        118,608
                                                                                     -------------
                                                                                           805,339
  DEPOSITORY INSTITUTIONS (6.38%)
  Associated Banc Corp............................................        15,222           561,387
  Astoria Financial Corp..........................................        10,100           282,093
  Community Bank Systems, Inc.....................................        10,685           406,030
  FleetBoston Financial Corp......................................        20,055           595,834
  U. S. Bancorp...................................................        49,082         1,202,509
  Wachovia Corp...................................................         8,328           332,787
  Wilmington Trust Corp...........................................        12,500           366,875
                                                                                     -------------
                                                                                         3,747,515

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                                                       SHARES
                                                                        HELD             VALUE
                                                                    -------------    --------------
  ELECTRIC, GAS AND SANITARY SERVICES (10.70%)
  Alliant Energy Corp.............................................        22,115     $     420,848
  Atmos Energy Corp...............................................        44,552         1,104,890
  Black Hills Corp................................................        15,955           489,818
  Laclede Group, Inc..............................................        32,842           880,166
  Nisource, Inc...................................................        32,000           608,000
  Northwest Natural Gas Co........................................        46,400         1,264,400
  Puget Energy, Inc...............................................        32,360           772,433
  Xcel Energy, Inc................................................        49,290           741,322
                                                                                     -------------
                                                                                         6,281,877
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (2.17%)
  Acuity Brands, Inc..............................................        33,850           615,055
  Adaptec, Inc....................................................        24,850(1)        193,333
  Electronic Data Systems Corp....................................        15,000           321,750
  Intel Corp......................................................         5,800           120,547
  Roxio, Inc......................................................         4,090(1)         27,362
                                                                                     -------------
                                                                                         1,278,047
  ENGINEERING & MANAGEMENT SERVICES (0.08%)
  Monsanto Co.....................................................         2,243            48,539
  FABRICATED METAL PRODUCTS (1.30%)
  Cooper Industries, Ltd..........................................        10,121           417,997
  Stanley Works (The).............................................        12,500           345,000
                                                                                     -------------
                                                                                           762,997
  FOOD AND KINDRED PRODUCTS (4.78%)
  ConAgra Foods, Inc..............................................        49,530         1,168,908
  Dean Foods Co...................................................        19,069(1)        600,674
  Sara Lee Corp...................................................        24,100           453,321
  Sensient Technologies Corp......................................        25,465           585,440
                                                                                     -------------
                                                                                         2,808,343
  FOOD STORES (1.67%)
  7-Eleven, Inc...................................................        29,440(1)        310,592
  Kroger Co.......................................................        14,350(1)        239,358
  Safeway, Inc....................................................        21,080(1)        431,297
                                                                                     -------------
                                                                                           981,247
  GENERAL MERCHANDISE STORES (0.64%)
  Federated Department Stores, Inc................................        10,281           378,855
  HEALTH SERVICES (2.51%)
  Province Healthcare Co..........................................        26,400(1)        292,248
  Schering-Plough Corp............................................        15,700           292,020
  Select Medical Corp.............................................        12,500(1)        310,375
  Taro Pharmaceutical Industries, Ltd.............................         6,030(1)        330,926
  Universal Health Services, Inc.-Class B.........................         6,350(1)        251,587
                                                                                     -------------
                                                                                         1,477,156

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                                                       SHARES
                                                                        HELD             VALUE
                                                                    -------------    --------------
  HOLDING AND OTHER INVESTMENT OFFICES (2.76%)
  Highwoods Properties, Inc.......................................        21,500     $     479,450
  MBIA, Inc.......................................................        13,081           637,699
  Reckson Associates Realty Corp..................................        24,260           506,063
                                                                                     -------------
                                                                                         1,623,212
  INDUSTRIAL MACHINERY & EQUIPMENT (1.35%)
  EMC Corp........................................................        13,800(1)        144,486
  Hewlett-Packard Co..............................................         6,900           146,970
  Ingersoll-Rand Co. Ltd.-Class A.................................        10,622           502,633
                                                                                     -------------
                                                                                           794,089
  INSTRUMENTS AND RELATED PRODUCTS (2.92%)
  Becton Dickinson & Co...........................................        23,500           912,975
  Pall Corp.......................................................        35,650           802,125
                                                                                     -------------
                                                                                         1,715,100
  INSURANCE CARRIERS (1.32%)
  Allstate Corp...................................................        17,100           609,615
  Protective Life.................................................         6,200           165,850
                                                                                     -------------
                                                                                           775,465
  METAL MINING (1.26%)
  Barrick Gold Corp...............................................        41,200           737,480
  MISCELLANEOUS MANUFACTURING INDUSTRY (0.27%)
  Emerson Electric Co.............................................         3,100           158,410
  OIL AND GAS EXTRACTION (4.21%)
  Burlington Resources, Inc.......................................         7,500           405,525
  Occidental Petroleum Co.........................................        21,500           721,325
  Offshore Logistics..............................................        35,850(1)        779,737
  Rowan Companies, Inc............................................        16,700(1)        374,080
  Veritas DGC, Inc................................................        16,400(1)        188,600
                                                                                     -------------
                                                                                         2,469,267
  PAPER AND ALLIED PRODUCTS (3.11%)
  Abitibi Consolidated, Inc.......................................       133,500           855,735
  Glatfelter......................................................        31,300           461,675
  Sonoco Products Co..............................................        21,200           509,224
                                                                                     -------------
                                                                                         1,826,634
  PETROLEUM AND COAL PRODUCTS (3.52%)
  BP Amoco........................................................         8,100           340,362
  ConocoPhillips..................................................        21,012         1,151,458
  Marathon Oil Corp...............................................        21,800           574,430
                                                                                     -------------
                                                                                         2,066,250
  PRIMARY METAL INDUSTRIES (0.11%)
  Wolverine Tube, Inc.............................................        11,400(1)         65,208

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                                                       SHARES
                                                                        HELD             VALUE
                                                                    -------------    --------------
  PRINTING AND PUBLISHING (2.09%)
  Belo Corp.-Series A.............................................        33,600     $     751,296
  R.R. Donnelley & Sons Co........................................        18,100           473,134
                                                                                     -------------
                                                                                         1,224,430
  TOBACCO PRODUCTS (1.66%)
  Altria Group, Inc...............................................        21,400           972,416
  TRANSPORTATION EQUIPMENT (3.15%)
  Genuine Parts Co................................................         8,900           284,889
  Honeywell International, Inc....................................        27,400           735,690
  ITT Industries, Inc.............................................         5,095           333,519
  SPX Corp........................................................        11,228(1)        494,705
                                                                                     -------------
                                                                                         1,848,803
  WHOLESALE-DURABLE GOODS (0.24%)
  Apogent Technologies, Inc.......................................         7,000(1)        140,000
                                                                                     -------------
Total Common Stocks...............................................                      39,755,071
PREFERRED STOCKS (4.76%)
-----------------------------
  DEPOSITORY INSTITUTIONS (1.12%)
  Taylor Capital Group, Inc.-Series A, 9.00%,.....................        26,000           658,125
  ELECTRIC, GAS AND SANITARY SERVICES (1.19%)
  Virginia Electric & Power-Series A, 6.70%, due 6/30/09..........        27,100           696,199
  PETROLEUM AND COAL PRODUCTS (2.45%)
  Nexen, Inc.-Series 1, 9.375%, due 3/31/48.......................        56,000         1,439,200
                                                                                     -------------
Total Preferred Stocks............................................                       2,793,524

                                                                      PRINCIPAL
                                                                       AMOUNT
                                                                    -------------
CORPORATE BONDS (2.30%)
----------------------------
  METAL MINING
  Teck Cominco Ltd., 3.75%, due 7/15/06...........................  $  1,500,000         1,351,875
MORTGAGE-BACKED SECURITIES (6.35%)
-----------------------------------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA) (6.35%)
  Pool #2796, 7.00%, due 8/01/29..................................       431,868           454,850
  Pool #3040, 7.00%, due 2/01/31..................................       319,371           336,114
  Pool #3188, 6.50%, due 2/20/32..................................       785,312           820,923
  Pool #3239, 6.50%, due 5/01/32..................................     1,196,146         1,250,387
  Pool #3333, 5.50%, due 1/01/33..................................       832,345           865,250
                                                                                     -------------
Total Mortgage-Backed Securities..................................                       3,727,524

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                                                      PRINCIPAL
                                                                       AMOUNT            VALUE
                                                                    -------------    --------------
SHORT-TERM INVESTMENTS (18.55%)
------------------------------------
  COMMERCIAL PAPER (13.11%)
    DEPOSITORY INSTITUTIONS (3.58%)
    Wells Fargo Corp., 1.01%, due 7/21/03.........................  $  1,000,000     $   1,000,000
    Citigroup, 0.95%, due 7/14/03.................................     1,100,000         1,100,000
                                                                                     -------------
                                                                                         2,100,000
    NONDEPOSITORY INSTITUTIONS (7.83%)
    American General Finance Corp., 1.16%, due 7/01/03............     1,100,000         1,100,000
    American General Finance Corp., 1.18%, due 7/07/03............       800,000           800,000
    General Electric Capital Corp., 1.21%, due 7/09/03............     1,000,000         1,000,000
    General Electric Capital Corp., 1.14%, due 7/11/03............       800,000           800,000
    General Electric Capital Corp., 0.96%, due 7/17/03............       900,000           900,000
                                                                                     -------------
                                                                                         4,600,000
    PETROLEUM AND COAL PRODUCTS (1.70%)
    ChevronTexaco Corp., 1.00%, due 7/03/03.......................     1,000,000         1,000,000
                                                                                     -------------
  Total Commercial Paper..........................................                       7,700,000
  UNITED STATES GOVERNMENT AGENCIES (3.81%)
  Federal Farm Credit Bank, due 8/01/03...........................       750,000           749,380
  Federal Home Loan Bank, due 7/25/03.............................       640,000           639,513
  Federal Home Loan Mortgage Corp., due 7/15/03...................       850,000           849,699
                                                                                     -------------
  Total United States Government Agencies.........................                       2,238,592

                                                                       SHARES
                                                                        HELD
                                                                    -------------
  MONEY MARKET MUTUAL FUND (1.63%)
  Blackrock Provident Institutional Funds, T-Fund Portfolio.......       955,946           955,946
                                                                                     -------------
Total Short-Term Investments......................................                      10,894,538
                                                                                     -------------
Total Investments (99.65%)........................................                      58,522,532
OTHER ASSETS LESS LIABILITIES (0.35%)
-----------------------------------------
  Cash, receivables, prepaid expense and other assets, less
   liabilities....................................................                         204,118
                                                                                     -------------
Total Net Assets (100.00%)........................................                   $  58,726,650
                                                                                     =============

(1)  Non-income producing securities.
SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
JUNE 30, 2003
(UNAUDITED)

                                                                    ANNUALIZED
                                                                     YIELD ON
                                                                     PURCHASE    PRINCIPAL
                                                                       DATE       AMOUNT           VALUE
                                                                    ----------  -----------    --------------
SHORT-TERM INVESTMENTS (98.35%)
------------------------------------
  COMMERCIAL PAPER (11.89%)
    NONDEPOSITORY INSTITUTIONS (9.03%)
    American General Finance Corp., 1.21%, due 7/25/03............     1.213%   $  300,000     $     300,000
    General Electric Capital Corp., 0.95%, due 8/04/03............     0.951       150,000           150,000
    General Electric Capital Corp., 1.13%, due 8/12/03............     1.132       150,000           150,000
                                                                                               -------------
                                                                                                     600,000
    PETROLEUM AND COAL PRODUCTS (2.86%)
    ChevronTexaco, Corp., 1.18%, due 8/01/03......................     1.182       190,000           190,000
                                                                                               -------------
  Total Commercial Paper..........................................                                   790,000
  UNITED STATES GOVERNMENT AGENCIES (86.46%)
    Federal Farm Credit Bank, due 7/11/03.........................     1.179       200,000           199,936
    Federal Farm Credit Bank, due 7/22/03.........................     1.117       250,000           249,839
    Federal Farm Credit Bank, due 8/06/03.........................     1.138       270,000           269,697
    Federal Home Loan Bank, due 7/07/03...........................     1.106       250,000           249,955
    Federal Home Loan Bank, due 7/09/03...........................     1.164       175,000           174,955
    Federal Home Loan Bank, due 7/14/03...........................     1.076       300,000           299,885
    Federal Home Loan Bank, due 7/16/03...........................     1.180       200,000           199,903
    Federal Home Loan Bank, due 7/25/03...........................     1.158       370,000           369,718
    Federal Home Loan Bank, due 7/28/03...........................     1.159       270,000           269,769
    Federal Home Loan Bank, due 8/08/03...........................     0.964       150,000           149,850
    Federal Home Loan Bank, due 8/20/03...........................     1.128       200,000           199,691
    Federal Home Loan Mortgage Corp., due 7/03/03.................     1.169       200,000           199,987
    Federal Home Loan Mortgage Corp., due 7/17/03.................     1.005       200,000           199,912
    Federal Home Loan Mortgage Corp., due 7/24/03.................     1.184       125,000           124,907
    Federal Home Loan Mortgage Corp., due 7/31/03.................     1.149       150,000           149,859
    Federal Home Loan Mortgage Corp., due 8/21/03.................     0.904       250,000           249,685
    Federal Home Loan Mortgage Corp., due 8/29/03.................     0.975       275,000           274,567
    Federal Home Loan Mortgage Corp., due 9/02/03.................     1.057       190,000           189,654
    Federal Home Loan Mortgage Corp., due 9/04/03.................     0.965       100,000            99,829
    Federal National Mortgage Assoc., due 7/02/03.................     1.159       300,000           299,991
    Federal National Mortgage Assoc., due 7/21/03.................     0.923       350,000           349,823
    Federal National Mortgage Assoc., due 7/23/03.................     1.147       200,000           199,862
    Federal National Mortgage Assoc., due 8/06/03.................     1.159       175,000           174,800
    Federal National Mortgage Assoc., due 8/13/03.................     0.954       200,000           199,775
    Federal National Mortgage Assoc., due 8/14/03.................     0.883       200,000           199,787
    Federal National Mortgage Assoc., due 8/27/03.................     0.955       200,000           199,702
                                                                                               -------------
                                                                                                   5,745,338
                                                                                               -------------
Total Short-Term Investments......................................                                 6,535,338
OTHER ASSETS LESS LIABILITIES (1.65%)
-----------------------------------------
  Cash, receivables, prepaid expense and other assets, less
   liabilities....................................................                                   109,307
                                                                                               -------------
Total Net Assets (100.00%)........................................                             $   6,644,645
                                                                                               =============

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
JUNE 30, 2003
(UNAUDITED)

                                                                       SHARES
                                                                        HELD             VALUE
                                                                    -------------    --------------
COMMON STOCKS (94.97%)
---------------------------
  BUSINESS SERVICES (5.27%)
  AOL Time Warner, Inc............................................        50,502(1)  $     812,577
  Microsoft Corp..................................................        84,480         2,163,533
  Oracle Corp.....................................................        58,314(1)        700,934
                                                                                     -------------
                                                                                         3,677,044
  CHEMICALS AND ALLIED PRODUCTS (18.09%)
  Abbott Laboratories.............................................        25,260         1,105,378
  Amgen, Inc......................................................        18,200(1)      1,209,208
  Bristol-Myers Squibb Co.........................................        36,063           979,110
  Dow Chemical Co.................................................        10,720           331,891
  E.I. du Pont de Nemours & Co....................................        16,081           669,613
  Johnson & Johnson...............................................        43,580         2,253,086
  Eli Lilly & Co..................................................        18,022         1,242,977
  Merck & Co., Inc................................................        28,928         1,751,590
  Pfizer, Inc.....................................................        36,882         1,259,520
  Procter & Gamble Co.............................................        20,521         1,830,063
                                                                                     -------------
                                                                                        12,632,436
  COMMUNICATIONS (5.94%)
  AT&T Corp.......................................................         9,732           187,341
  Comcast Corp.-Class A...........................................        22,486(1)        678,627
  SBC Communications, Inc.........................................        35,565           908,686
  Verizon Communications..........................................        32,907         1,298,181
  Viacom, Inc.-Class B............................................        24,668(1)      1,077,005
                                                                                     -------------
                                                                                         4,149,840
  DEPOSITORY INSTITUTIONS (10.90%)
  Bank of America.................................................        23,298         1,841,241
  Citigroup, Inc..................................................        49,326         2,111,153
  J. P. Morgan Chase & Co.........................................        47,270         1,615,689
  Wachovia Corp...................................................        25,980         1,038,161
  Wells Fargo Co..................................................        19,900         1,002,960
                                                                                     -------------
                                                                                         7,609,204
  EATING AND DRINKING PLACES (1.64%)
  McDonald's Corp.................................................        51,752         1,141,649
  ELECTRIC, GAS AND SANITARY SERVICES (3.09%)
  Dominion Resources, Inc.........................................        11,600           745,532
  Exelon Corp.....................................................        12,300           735,663
  Southern Co.....................................................        21,650           674,614
                                                                                     -------------
                                                                                         2,155,809

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (CONTINUED)

                                                                       SHARES
                                                                        HELD             VALUE
                                                                    -------------    --------------
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (6.49%)
  Applied Materials, Inc..........................................        24,000(1)  $     380,640
  General Electric Co.............................................        73,576         2,110,160
  Intel Corp......................................................        58,206         1,209,754
  Motorola, Inc...................................................        37,949           357,859
  Texas Instruments, Inc..........................................        27,001           475,218
                                                                                     -------------
                                                                                         4,533,631
  FOOD AND KINDRED PRODUCTS (3.58%)
  Anheuser Busch Companies, Inc...................................        11,432           583,604
  Coca-Cola Co. (The).............................................        26,389         1,224,713
  PepsiCo, Inc....................................................        15,518           690,551
                                                                                     -------------
                                                                                         2,498,868
  FORESTRY (0.50%)
  Weyerhaeuser Co.................................................         6,400           345,600
  GENERAL MERCHANDISE STORES (3.28%)
  Wal-Mart Stores, Inc............................................        42,623         2,287,576
  INDUSTRIAL MACHINERY AND EQUIPMENT (9.28%)
  3M Co...........................................................         8,904         1,148,438
  Caterpillar, Inc................................................        14,307           796,328
  Cisco Systems, Inc..............................................        62,268(1)      1,039,253
  Dell Computer Corp..............................................        31,210(1)        997,472
  EMC Corp........................................................        38,068(1)        398,572
  Hewlett-Packard Co..............................................        41,279           879,243
  International Business Machines Corp............................        14,821         1,222,732
                                                                                     -------------
                                                                                         6,482,038
  INSTRUMENTS AND RELATED PRODUCTS (0.60%)
  Eastman Kodak Co................................................        15,278           417,853
  INSURANCE CARRIERS (3.00%)
  American International Group, Inc...............................        37,964         2,094,854
  LUMBER AND WOOD PRODUCTS (1.23%)
  Home Depot, Inc.................................................        25,913           858,239
  MOTION PICTURES (1.04%)
  Disney (Walt) Co................................................        36,832           727,432
  NONDEPOSITORY INSTITUTIONS (1.39%)
  Federal National Mortgage Assoc.................................        14,400           971,136
  PAPER AND ALLIED PRODUCTS (0.89%)
  International Paper Co..........................................        17,317           618,736
  PETROLEUM AND COAL PRODUCTS (5.62%)
  ChevronTexaco Corp..............................................        19,700         1,422,340
  Exxon Mobil Corp................................................        69,771         2,505,477
                                                                                     -------------
                                                                                         3,927,817

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (CONTINUED)

                                                                       SHARES
                                                                        HELD             VALUE
                                                                    -------------    --------------
  PRIMARY METAL INDUSTRIES (1.13%)
  Alcoa, Inc......................................................        30,898     $     787,899
  SECURITY AND COMMODITY BROKERS (3.16%)
  American Express Co.............................................        52,797         2,207,443
  TOBACCO PRODUCTS (2.54%)
  Altria Group, Inc...............................................        38,965         1,770,570
  TRANSPORTATION EQUIPMENT (6.31%)
  Boeing Co. (The)................................................        32,082         1,101,054
  General Motors Corp.............................................        16,700           601,200
  Honeywell International, Inc....................................        38,024         1,020,944
  United Technologies Corp........................................        23,701         1,678,741
                                                                                     -------------
                                                                                         4,401,939
                                                                                     -------------
Total Common Stocks...............................................                      66,297,613

                                                                      PRINCIPAL
                                                                       AMOUNT
                                                                    -------------
SHORT-TERM INVESTMENTS (5.05%)
-----------------------------------
  COMMERCIAL PAPER (1.43%)
    NONDEPOSITORY INSTITUTIONS
    American General Finance Corp., 1.02%, due 7/25/03............  $  1,000,000         1,000,000
  UNITED STATES GOVERNMENT AGENCIES (1.79%)
  Federal Home Loan Bank, due 7/07/03.............................     1,250,000         1,249,760

                                                                       SHARES
                                                                        HELD
                                                                    -------------
  MONEY MARKET MUTUAL FUND (1.83%)
  Blackrock Provident Institutional Funds, T-Fund Portfolio.......     1,277,699         1,277,699
                                                                                     -------------
Total Short-Term Investments......................................                       3,527,459
                                                                                     -------------
Total Investments (100.02%).......................................                      69,825,072
OTHER ASSETS LESS LIABILITIES (-0.02%)
------------------------------------------
  Cash, receivables, prepaid expense and other assets, less
   liabilities....................................................                         (13,715)
                                                                                     -------------
Total Net Assets (100.00%)........................................                   $  69,811,357
                                                                                     =============

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003
(UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

    EquiTrust Variable Insurance Series Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end diversified management investment company and operates in the mutual fund industry. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, Strategic Yield, Managed, Money Market and Blue Chip Portfolios). Shares of the Fund are sold only to certain life insurance companies' separate accounts to fund the benefits under variable insurance contracts issued by such life insurance companies, including Farm Bureau Life Insurance Company and EquiTrust Life Insurance Company (see NOTE 3).

SECURITY VALUATION

    All portfolios, other than the Money Market Portfolio, value their investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. If the mean is not available, exchange-traded securities are valued using the prior day's closing prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Investments for which market quotations are not readily available, or in situations when liquidation of the holdings at quoted market prices is questionable, are valued at fair value as determined in good faith by the Fund's Board of Trustees. Short-term investments are valued at market value, except that obligations maturing in 90 days or less are valued using the amortized cost method of valuation described below with respect to the Money Market Portfolio, which approximates market.

    The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

INCOME AND INVESTMENT TRANSACTIONS

    The Fund records investment transactions generally one day after the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividend income is recorded on the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

    With respect to the Money Market Portfolio, all net investment income and any realized gains and losses from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions of the other portfolios are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for certain defaulted

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) securities, and basis adjustments resulting from corporate reorganizations. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. During the period ended June 30, 2003, there were no permanent adjustments reflected in the statement of assets and liabilities.

    Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as a non-taxable return of capital distributions.

USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  FEDERAL INCOME TAXES

    No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

    As of June 30, 2003, the following Portfolios had approximate net capital loss carryforwards set forth below:

                                                              PORTFOLIO
                                           -----------------------------------------------
                                              VALUE     STRATEGIC                  BLUE
NET CAPITAL LOSS CARRYFORWARDS EXPIRE IN:    GROWTH       YIELD      MANAGED       CHIP
-----------------------------------------  -----------  ----------  ----------  ----------
2006...............................        $ 7,077,000  $       --  $       --  $       --
2008...............................          2,848,000          --  $2,626,000
2010...............................                 --   1,784,000          --   1,786,000
2011...............................            195,000          --          --   4,691,000
                                           -----------  ----------  ----------  ----------
                                           $10,120,000  $1,784,000  $2,626,000  $6,477,000
                                           ===========  ==========  ==========  ==========

3.  MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES

    The Fund has entered into agreements with EquiTrust Investment Management Services, Inc. ("EquiTrust Investment") relating to the management of the portfolios and the investment of their assets. Pursuant to these agreements, fees paid to EquiTrust Investment are as follows: (1) annual investment advisory and management fees, which are based on each portfolio's average daily net assets as follows: Value Growth Portfolio -- 0.45%; High Grade Bond
Portfolio -- 0.30%; Strategic Yield Portfolio -- 0.45%; Managed Portfolio -- 0.45%; Money Market Portfolio -- 0.25%; and Blue Chip Portfolio -- 0.20%, and
(2) accounting fees, which are based on each portfolio's daily net assets at an annual rate of 0.05%, with a maximum per portfolio annual expense of $30,000.

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)
    The Fund has entered into an agreement with EquiTrust Investment whereby EquiTrust Investment also serves as the principal underwriter and distributor of the Fund's shares and as the Fund's shareholder service, transfer and dividend disbursing agent. There are no additional fees associated with these services.

    EquiTrust Investment has agreed to reimburse the portfolios annually for total expenses (excluding brokerage, interest, taxes and extraordinary expenses) in excess of 1.50% of each portfolio's average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fee paid by the portfolio for such period. During the period ended June 30, 2003, EquiTrust Investment further agreed to reimburse any portfolio, to the extent that annual operating expenses, including the investment advisory fee, exceed 0.65%. As of June 30, 2003, the Strategic Yield Portfolio had $866 due from EquiTrust Investment for the reimbursement of expenses.

    Certain officers and trustees of the Fund are also officers of EquiTrust Investment, its affiliate, Farm Bureau Life Insurance Company and other affiliated entities. As of June 30, 2003, the total number of the shares of each portfolio owned by Farm Bureau Life Insurance Company, EquiTrust Life Insurance Company (an affiliate) and related separate accounts are as follows:

PORTFOLIO                                            SHARES
---------                                           ---------
Value Growth......................................  4,488,803
High Grade Bond...................................  2,541,546
Strategic Yield...................................  2,644,039
Managed...........................................  4,450,422
Money Market......................................  6,466,433
Blue Chip.........................................  2,345,026

4.  EXPENSE OFFSET ARRANGEMENTS

    The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian bank to indirectly pay a portion of the custodian's fees through credits earned by the funds' cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statement of operations.

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.  CAPITAL SHARE TRANSACTIONS

    The Fund has an unlimited number of shares of beneficial interest authorized with no par value. Net assets as of June 30, 2003, consisted of the following for financial reporting purposes:

                                                            PORTFOLIO
                           ----------------------------------------------------------------------------
                              VALUE      HIGH GRADE    STRATEGIC                  MONEY        BLUE
                              GROWTH        BOND         YIELD       MANAGED      MARKET       CHIP
                           ------------  -----------  -----------  -----------  ----------  -----------
Paid-in capital..........  $ 56,244,007  $25,776,201  $25,813,573  $56,581,247  $6,644,645  $73,309,702
Accumulated undistributed
 net investment income...       248,028           --           --      664,897          --      538,345
Accumulated undistributed
 net realized gain (loss)
 from investment
 transactions............   (10,180,445)       3,506   (1,783,549)  (2,750,326)         --   (6,477,074)
Net unrealized
 appreciation
 (depreciation) of
 investments.............    (1,266,393)   1,240,032       56,931    4,230,832          --    2,440,384
                           ------------  -----------  -----------  -----------  ----------  -----------
Net Assets...............  $ 45,045,197  $27,019,739  $24,086,955  $58,726,650  $6,644,645  $69,811,357
                           ============  ===========  ===========  ===========  ==========  ===========

    As of June 30, 2003, the components of accumulated earnings (deficit) and capital gains (losses) on a tax basis were identical to those reported in the statements of assets and liabilities, except as follows:

                                                   PORTFOLIO
                                     --------------------------------------
                                        VALUE       STRATEGIC
                                        GROWTH        YIELD       MANAGED
                                     ------------  -----------  -----------
Undistributed ordinary income......  $    248,028  $    14,430  $   664,897
                                     ------------  -----------  -----------
Accumulated earnings...............       248,028       14,430      664,897
Accumulated capital and other
 losses............................   (10,120,011)  (1,783,549)  (2,626,358)
Net unrealized appreciation
 (depreciation) of investments.....    (1,326,827)      58,931    4,106,865
                                     ------------  -----------  -----------
Total accumulated earnings
 (deficit).........................  $(11,198,810) $(1,710,188) $ 2,145,404
                                     ============  ===========  ===========

    During 2002, certain investees of the Value Growth and Managed Portfolios reincorporated in Bermuda. Upon reincorporation, unrealized capital gains on these investments were recognized for tax purposes, creating taxable capital gains for their shareholders. As of June 30, 2003, unrealized depreciation and accumulated capital gains book and tax differences related to reincorporation were $60,434 for the Value Growth Portfolio and $123,967 for the Managed Portfolio. Additionally, the Strategic Yield Portfolio held defaulted securities which had accrued interest ($14,430) for tax purposes and not for financial reporting purposes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.  CAPITAL SHARE TRANSACTIONS (CONTINUED)
    Transactions in shares of beneficial interest for each portfolio were as follows:

                                                     SHARES ISSUED IN
                                                      REINVESTMENT OF
                                                       DIVIDENDS AND                                   NET INCREASE
                                 SHARES SOLD           DISTRIBUTIONS         SHARES REDEEMED            (DECREASE)
                           -----------------------  -------------------  -----------------------  -----------------------
PORTFOLIO                    SHARES      AMOUNT     SHARES     AMOUNT      SHARES      AMOUNT       SHARES      AMOUNT
---------                  ----------  -----------  -------  ----------  ----------  -----------  ----------  -----------
Period ended June 30, 2003:
  Value Growth...........     124,025  $ 1,141,430   70,077  $  632,800     185,452  $ 1,682,252       8,650  $    91,978
  High Grade Bond........     316,200    3,273,347   68,052     706,358     220,512    2,284,593     163,740    1,695,112
  Strategic Yield........     140,782    1,240,059   99,592     881,691     136,960    1,206,183     103,414      915,567
  Managed................     135,115    1,659,213  124,058   1,494,900     209,893    2,543,342      49,280      610,771
  Money Market...........   8,288,881    8,288,881   16,587      16,587   9,810,364    9,810,364  (1,504,896)  (1,504,896)
  Blue Chip..............      83,729    2,314,601   39,362   1,066,311     113,529    3,049,777       9,562      331,135

Year ended December 31, 2002:
  Value Growth...........     313,599  $ 3,060,299   79,813  $  815,691     293,302  $ 2,780,200     100,110  $ 1,095,790
  High Grade Bond........     629,420    6,433,056  109,184   1,119,460     209,026    2,140,588     529,578    5,411,928
  Strategic Yield........     387,871    3,430,716  173,173   1,525,246     270,103    2,363,471     290,941    2,592,491
  Managed................     446,596    5,652,393  143,639   1,801,236     317,632    3,905,338     272,603    3,548,291
  Money Market...........  23,190,009   23,190,009   74,993      74,993  24,435,623   24,435,623  (1,170,621)  (1,170,621)
  Blue Chip..............     193,377    5,860,594   34,889   1,156,568     205,739    6,055,865      22,527      961,297

6.  INVESTMENT TRANSACTIONS

    For the period ended June 30, 2003, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by portfolio, were as follows:

PORTFOLIO                                  PURCHASES      SALES
---------                                 -----------  -----------
Value Growth............................  $ 3,729,571  $ 1,992,356
High Grade Bond.........................           --       39,802
Strategic Yield.........................    4,506,760    5,494,381
Managed.................................    3,949,103    2,438,934
Blue Chip...............................   10,955,297   11,346,827

    The basis for federal income tax purposes and financial reporting purposes for investments in the Money Market Portfolio is the same and is equal to the underlying investments' carrying value.

    Any of the portfolios may purchase newly issued securities on a "when-issued" basis and may purchase or sell securities on a "delayed delivery" basis. When-issued or delayed delivery transactions involve a commitment by a portfolio to purchase or sell particular securities with payment and delivery to take place at a future date. As of June 30, 2003, the High Grade Bond Portfolio had a purchase commitment on a mortgage-backed security issued by the Government National Mortgage Association (security pool # 4567) with a face amount of $2,000,000, cost of $2,009,688, and a market value of $2,080,625. The transaction is subject to market fluctuations and the current value is determined in the same manner as for other portfolio securities. The transaction settled on July 22, 2003.

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.  INVESTMENT TRANSACTIONS (CONTINUED)
    The basis of the Fund's investments in securities and the net unrealized appreciation (depreciation) of investments for U.S. federal income tax purposes as of June 30, 2003, by portfolio, were composed of the following:

                                 TAX COST OF        GROSS UNREALIZED             NET UNREALIZED
                                 INVESTMENTS   --------------------------  APPRECIATION (DEPRECIATION)
PORTFOLIO                       IN SECURITIES  APPRECIATION  DEPRECIATION        OF INVESTMENTS
---------                       -------------  ------------  ------------  ---------------------------
Value Growth..................   $46,335,164   $ 4,993,648   $ (6,320,475)         $(1,326,827)
High Grade Bond...............    27,540,423     1,351,837       (111,805)           1,240,032
Strategic Yield...............    23,458,457     1,187,104     (1,130,173)              56,931
Managed.......................    54,415,668     7,255,124     (3,148,259)           4,106,865
Blue Chip.....................    66,384,688    12,920,606    (10,480,222)           2,440,384

    The basis for U.S. federal income tax purposes and financial reporting purposes for investments in the Money Market Portfolio is the same and is equal to the underlying investments' carrying value.

7.  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

    Dividends from net investment income for the following portfolios are declared daily and were payable on the last business day of the month as follows:

                                               PORTFOLIO
                                     ------------------------------
                                        HIGH
                                       GRADE     STRATEGIC   MONEY
PAYABLE DATE                            BOND       YIELD    MARKET
------------                         ----------  ---------  -------
January 31, 2003...................   $0.0356     $0.0553   $0.0006
February 28, 2003..................    0.0357      0.0616    0.0005
March 31, 2003.....................    0.0451      0.0623    0.0005
April 30, 2003.....................    0.0342      0.0487    0.0005
May 30, 2003.......................    0.0323      0.0490    0.0005
June 30, 2003......................    0.0471      0.0633    0.0005
                                      -------     -------   -------
Total dividends per share..........   $0.2300     $0.3402   $0.0031
                                      =======     =======   =======

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7.  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (CONTINUED)
    In addition, dividends and distributions to shareholders from net investment income and net realized gain on investment transactions were paid during the period ended June 30, 2003 for the following portfolios:

ORDINARY INCOME DIVIDENDS:

                                                                     DIVIDEND
                                                                     PERCENT
                                DECLARATION    RECORD     PAYABLE      PER
PORTFOLIO                          DATE         DATE        DATE      SHARE
---------                       -----------  ----------  ----------  --------
Value Growth..................     1/22/03     1/22/03     1/23/03   $0.1411
Managed.......................     1/22/03     1/22/03     1/23/03    0.3387
Blue Chip.....................     1/22/03     1/22/03     1/23/03    0.4549

    For federal income tax purposes, the portfolio designates capital gain dividends as follows:

CAPITAL GAINS DISTRIBUTIONS:

                                DECLARATION    RECORD     PAYABLE     AMOUNT
PORTFOLIO                          DATE         DATE        DATE     PER SHARE
---------                       -----------  ----------  ----------  ---------
High Grade....................     1/22/03     1/22/03     1/23/03    $0.0521

    The federal income tax character of dividends and distributions to shareholders during 2003 and 2002 was the same for financial reporting purposes.

8.  PROXY VOTING RESULTS

    A special meeting of the fund's shareholders was held on May 21, 2003. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one share held on the record date for the meeting.

PROPOSAL 1

To elect Board of Trustees:

                                             NUMBER OF VOTES
                                     --------------------------------
                                        FOR      WITHHELD    TOTAL
                                     ----------  --------  ----------
Craig A. Lang......................  22,324,342  699,248   23,023,590
William J. Oddy....................  22,087,280  936,310   23,023,590
Erwin H. Johnson...................  22,196,521  827,068   23,023,590
Kenneth Kay........................  22,194,410  829,180   23,023,590
Paul E. Larson.....................  22,030,367  993,222   23,023,590
Steven W. Plate....................  22,050,418  973,172   23,023,590
Erlin J. Weness....................  22,027,588  996,002   23,023,590

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8.  PROXY VOTING RESULTS (CONTINUED)
PROPOSAL 2

Approval of the amended and restated investment advisory and management services agreement:

                                             NUMBER OF VOTES
                                -----------------------------------------
                                   FOR     AGAINST   ABSTAIN     TOTAL
                                ---------  -------  ---------  ----------
Value Growth Portfolio........  4,030,573   93,007    224,091   4,347,671
High Grade Bond Portfolio.....  2,105,499  159,343    193,138   2,457,980
Strategic Yield Portfolio.....  2,179,848   73,303    238,911   2,492,062
Managed Portfolio.............  3,884,603  110,993    316,567   4,312,163
Money Market Portfolio........  5,575,128  326,764  1,225,927   7,127,819
Blue Chip Portfolio...........  2,042,266  103,556    140,073   2,285,895
                                                               ----------
    Total.....................                                 23,023,590
                                                               ==========

PROPOSAL 3

                                             NUMBER OF VOTES
                                ------------------------------------------
                                   FOR      AGAINST   ABSTAIN     TOTAL
                                ----------  -------  ---------  ----------
Ratification of the selection
 of Ernst & Young LLP as
 independent auditors.........  21,213,656  490,460  1,319,474  23,023,590

EQUITRUST VARIABLE INSURANCE SERIES FUND
FINANCIAL HIGHLIGHTS
PERIOD ENDED JUNE 30, 2003 (UNAUDITED) AND

YEARS ENDED DECEMBER 31, 2002, 2001, 2000 AND 1999

                                          VALUE GROWTH
                                            PORTFOLIO
                           -------------------------------------------
                            2003     2002     2001     2000     1999
                           -------  -------  -------  -------  -------
Net asset value,
 beginning of period.....  $  9.14  $ 10.39  $  9.92  $  8.69  $  9.50
  Income From Investment
   Operations
    Net investment
     income..............     0.05     0.14     0.18     0.22     0.18
    Net gains (losses) on
     securities (both
     realized and
     unrealized).........     0.98    (1.20)    0.50     1.20    (0.77)
                           -------  -------  -------  -------  -------
  Total from investment
   operations............     1.03    (1.06)    0.68     1.42    (0.59)
                           -------  -------  -------  -------  -------
  Less Distributions
    Dividends (from net
     investment
     income).............    (0.14)   (0.19)   (0.21)   (0.19)   (0.22)
    Distributions (from
     capital gains)......       --       --       --       --       --
    Distributions in
     excess of net
     realized gains......       --       --       --       --       --
                           -------  -------  -------  -------  -------
  Total distributions....    (0.14)   (0.19)   (0.21)   (0.19)   (0.22)
                           -------  -------  -------  -------  -------
Net asset value, end of
 period..................  $ 10.03  $  9.14  $ 10.39  $  9.92  $  8.69
                           =======  =======  =======  =======  =======
Total Return:
  Total investment return
   based on net asset
   value (1).............    11.45%  (10.43)%    6.98%   16.71%   (6.34)%

Ratios/Supplemental Data:
  Net assets, end of
   period (000's
   omitted)..............  $45,045  $40,953  $45,522  $40,173  $40,848
  Ratio of total expenses
   to average net
   assets................     0.64%(2)    0.59%    0.57%    0.57%    0.57%
  Ratio of net expenses
   to average net
   assets................     0.64%(2)    0.59%    0.57%    0.56%    0.57%
  Ratio of net investment
   income to average net
   assets................     1.21%(2)    1.46%    1.89%    2.34%    1.91%
  Portfolio turnover
   rate..................        6%(3)      15%      40%      78%     152%

------------------------------

Note: Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the period.

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period, and is not annualized for periods less than one year.

(2)  Computed on an annualized basis.

(3)  Not annualized.

SEE ACCOMPANYING NOTES.

                                         HIGH GRADE BOND                              STRATEGIC YIELD
                                            PORTFOLIO                                    PORTFOLIO
                           -------------------------------------------  -------------------------------------------
                            2003     2002     2001     2000     1999     2003     2002     2001     2000     1999
                           -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Net asset value,
 beginning of period.....  $ 10.39  $ 10.08  $  9.82  $  9.49  $ 10.19  $  8.75  $  8.90  $  8.82  $  9.30  $ 10.17
  Income From Investment
   Operations
    Net investment
     income..............     0.23     0.50     0.62     0.67     0.62     0.34     0.62     0.73     0.75     0.74
    Net gains (losses) on
     securities (both
     realized and
     unrealized).........     0.18     0.32     0.26     0.34    (0.67)    0.29    (0.15)    0.08    (0.48)   (0.81)
                           -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
  Total from investment
   operations............     0.41     0.82     0.88     1.01    (0.05)    0.63     0.47     0.81     0.27    (0.07)
                           -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
  Less Distributions
    Dividends (from net
     investment
     income).............    (0.23)   (0.50)   (0.62)   (0.67)   (0.62)   (0.34)   (0.62)   (0.73)   (0.75)   (0.74)
    Distributions (from
     capital gains)......    (0.05)   (0.01)      --    (0.01)   (0.03)      --       --       --       --       --
    Distributions in
     excess of net
     realized gains......       --       --       --       --       --       --       --       --       --    (0.06)
                           -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
  Total distributions....    (0.28)   (0.51)   (0.62)   (0.68)   (0.65)   (0.34)   (0.62)   (0.73)   (0.75)   (0.80)
                           -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Net asset value, end of
 period..................  $ 10.52  $ 10.39  $ 10.08  $  9.82  $  9.49  $  9.04  $  8.75  $  8.90  $  8.82  $  9.30
                           =======  =======  =======  =======  =======  =======  =======  =======  =======  =======
Total Return:
  Total investment return
   based on net asset
   value (1).............     4.04%    8.37%    9.10%   11.14%   (0.46)%    7.35%    5.43%    9.22%    3.05%   (0.75)%

Ratios/Supplemental Data:
  Net assets, end of
   period (000's
   omitted)..............  $27,020  $24,984  $18,908  $13,934  $13,638  $24,087  $22,395  $20,182  $16,410  $17,752
  Ratio of total expenses
   to average net
   assets................     0.50%(2)    0.46%    0.45%    0.45%    0.48%    0.66%(2)    0.61%    0.59%    0.59%    0.60%
  Ratio of net expenses
   to average net
   assets................     0.50%(2)    0.46%    0.45%    0.45%    0.47%    0.65%(2)    0.61%    0.59%    0.58%    0.59%
  Ratio of net investment
   income to average net
   assets................     4.47%(2)    4.92%    6.10%    7.03%    6.34%    7.77%(2)    7.04%    7.93%    8.30%    7.62%
  Portfolio turnover
   rate..................       11%(3)      22%      17%       7%      24%      22%(3)      34%      33%       3%      27%

EQUITRUST VARIABLE INSURANCE SERIES FUND

                                             MANAGED
                                            PORTFOLIO
                           -------------------------------------------
                            2003     2002     2001     2000     1999
                           -------  -------  -------  -------  -------
Net asset value,
 beginning of period.....  $ 12.34  $ 13.00  $ 12.58  $ 10.54  $ 11.45
  Income From Investment
   Operations
    Net investment
     income..............     0.15     0.34     0.44     0.59     0.64
    Net gains (losses) on
     securities (both
     realized and
     unrealized).........     1.02    (0.57)    0.55     2.11    (1.02)
                           -------  -------  -------  -------  -------
  Total from investment
   operations............     1.17    (0.23)    0.99     2.70    (0.38)
                           -------  -------  -------  -------  -------
  Less Distributions
    Dividends (from net
     investment
     income).............    (0.34)   (0.43)   (0.57)   (0.66)   (0.53)
    Distributions (from
     capital gains)......       --       --       --       --       --
    Distributions in
     excess of net
     realized gains......       --       --       --       --       --
                           -------  -------  -------  -------  -------
  Total distributions....    (0.34)   (0.43)   (0.57)   (0.66)   (0.53)
                           -------  -------  -------  -------  -------
Net asset value, end of
 period..................  $ 13.17  $ 12.34  $ 13.00  $ 12.58  $ 10.54
                           =======  =======  =======  =======  =======
Total Return:
  Total investment return
   based on net asset
   value (1).............     9.73%   (1.80)%    8.12%   27.39%   (3.45)%

Ratios/Supplemental Data:
  Net assets, end of
   period (000's
   omitted)..............  $58,727  $54,428  $53,795  $48,012  $47,829
  Ratio of total expenses
   to average net assets
   ......................     0.63%(2)    0.58%    0.56%    0.56%    0.56%
  Ratio of net expenses
   to average net assets
   ......................     0.63%(2)    0.58%    0.56%    0.55%    0.56%
  Ratio of net investment
   income to average net
   assets................     2.44%(2)    2.73%    3.47%    4.96%    5.28%
  Portfolio turnover
   rate..................        6%(3)      18%      40%      85%      43%

                                        MONEY MARKET                                BLUE CHIP
                                         PORTFOLIO                                  PORTFOLIO
                           --------------------------------------  -------------------------------------------
                            2003    2002    2001    2000    1999    2003     2002     2001     2000     1999
                           ------  ------  ------  ------  ------  -------  -------  -------  -------  -------
Net asset value,
 beginning of period.....  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 27.22  $ 34.14  $ 39.29  $ 43.98  $ 36.87
  Income From Investment
   Operations
    Net investment
     income..............      --    0.01    0.03    0.06    0.04     0.23     0.46     0.50     0.56     0.54
    Net gains (losses) on
     securities (both
     realized and
     unrealized).........      --      --      --      --      --     2.72    (6.88)   (4.83)   (4.26)    7.06
                           ------  ------  ------  ------  ------  -------  -------  -------  -------  -------
  Total from investment
   operations............      --    0.01    0.03    0.06    0.04     2.95    (6.42)   (4.33)   (3.70)    7.60
                           ------  ------  ------  ------  ------  -------  -------  -------  -------  -------
  Less Distributions
    Dividends (from net
     investment
     income).............      --   (0.01)  (0.03)  (0.06)  (0.04)   (0.46)   (0.50)   (0.56)   (0.53)   (0.49)
    Distributions (from
     capital gains)......      --      --      --      --      --       --       --    (0.26)   (0.46)      --
    Distributions in
     excess of net
     realized gains......      --      --      --      --      --       --       --       --       --       --
                           ------  ------  ------  ------  ------  -------  -------  -------  -------  -------
  Total distributions....      --   (0.01)  (0.03)  (0.06)  (0.04)   (0.46)   (0.50)   (0.82)   (0.99)   (0.49)
                           ------  ------  ------  ------  ------  -------  -------  -------  -------  -------
Net asset value, end of
 period..................  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 29.71  $ 27.22  $ 34.14  $ 39.29  $ 43.98
                           ======  ======  ======  ======  ======  =======  =======  =======  =======  =======
Total Return:
  Total investment return
   based on net asset
   value (1).............    0.31%   1.16%   3.51%   5.85%   4.53%   10.98%  (19.07)%  (11.28)%   (8.52)%   20.85%

Ratios/Supplemental Data:
  Net assets, end of
   period (000's
   omitted)..............  $6,645  $8,150  $9,320  $7,233  $6,609  $69,811  $63,699  $79,124  $87,118  $86,849
  Ratio of total expenses
   to average net assets
   ......................    0.59%(2)   0.52%   0.50%   0.50%   0.55%    0.37%(2)    0.31%    0.28%    0.27%    0.30%
  Ratio of net expenses
   to average net assets
   ......................    0.58%(2)   0.52%   0.48%   0.48%   0.54%    0.37%(2)    0.31%    0.28%    0.27%    0.30%
  Ratio of net investment
   income to average net
   assets................    0.62%(2)   1.16%   3.41%   5.74%   4.49%    1.68%(2)    1.50%    1.42%    1.39%    1.43%
  Portfolio turnover
   rate..................      --%(3)     --%     --%     --%     --%      18%(3)      --%      --%      13%       5%

ITEM  2.      CODE OF ETHICS.

Not applicable.



ITEM  3.      AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM  4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM  5.      AUDIT COMMITTEE OF LISTED REGISTRANT.

Not applicable.



ITEM  6.      [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM  8.      [RESERVED]



ITEM  9.      CONTROLS AND PROCEDURES

        (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

        (b) There has been no change to the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM  10.     EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.